Recoverable taxes	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Recoverable taxes	Recoverable taxes

	2023	2022

Prepayments of income taxes (IRPJ and CSLL)	192,570	142,708
Contributions over revenue (PIS and COFINS)	45,688	19,453
Taxes on services (ISS)	1,859	1,087
Others	5,097	—
Total	245,214	163,248

Current	245,214	163,248
Non-current	—	—